Organization - Liquidity (Details) - USD ($) $ in Thousands		3 Months Ended
	Dec. 28, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Liquidity
Cash		$ 49,898	$ 66,837	$ 42,307	$ 51,623
Outstanding borrowings		20,000
Credit Facility
Liquidity
Outstanding borrowings		$ 20,000
Credit facility term	48 months	48 months